Net Revenue by Geographic Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Net revenues	$ 4,696	$ 4,400	$ 4,747	$ 4,362	$ 4,595	$ 4,394	$ 4,716	$ 4,513	$ 18,205	$ 18,218	$ 18,271
United States
Segment Reporting Information [Line Items]
Net revenues									15,753	15,676	15,752
Canada
Segment Reporting Information [Line Items]
Net revenues									2,177	2,302	2,306
Exports
Segment Reporting Information [Line Items]
Net revenues									$ 275	$ 240	$ 213